Issued Capital - Movement of Ordinary Shares Issued (Detail) shares in Thousands, pure in Thousands			12 Months Ended
	Aug. 15, 2018 shares	Oct. 31, 2016 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Cancellation of ordinary shares from capital reorganization (Note 31)		(522,080)
Capital reduction			(128,422)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance			886,297	886,966	896,206
Restricted shares					435
Unearned restricted shares - cancelled			(502)	(669)
Share cancellation			(4,515)
Issuance of ordinary shares for capital reorganization (Note 31)		512,405			512,405
Cancellation of ordinary shares from capital reorganization (Note 31)					(522,080)
Capital reduction	132,945
Ending balance			752,858	886,297	886,966